Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Financial Risk Management Text Block Abstract
Schedule of foreign currency risk
	2022				2021
	USD $	CAD $	ILS $		USD $	CAD $	ILS $
Cash and cash equivalents	3,138,079	29,224	-	108,688	2,742,688	108,688	-
Trade receivables	279,986	-	-	-	23,801	-	-
Trade payables	73,430	803	2,240	43,466	18,556	43,466	-
Total exposure	3,491,495	30,027	2,240	152,154	2,785,045	152,154	-

Schedule of exchange rates
	Impact on loss for the period		Impact on other components of equity
	2022 A$	2021 A$	2022 A$	2021 A$
USD/AUD exchange rate – change by 5.8% (2021: 4.9%)	202,507	136,467	6,567	5,219

Schedule of trade receivables
	Days past due
	Current	1-30	31-60	61-90	91-120	121+	Total
30 June 2022	A$	A$	A$	A$	A$	A$	A$
Expected credit loss rate	0.00%	0.00%	13.08%	24.14%	26.84%	0.00%
Gross carrying amount	-	-	7,959	664	186	-	8,809
Loss allowance	-	-	-	-	-	-	-

	Days past due
30 June 2021	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate	0.00%	0.00%	13.07%	21.88%	34.09%	53.58%
Gross carrying amount	23,801	4,752	-	-	-	-	28,553
Loss allowance	-	-	-	-	-	-	-

Schedule of contractual discounted cash flows
Contractual maturities of financial liabilities	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/ liabilities
At 30 June 2022	A$	A$	A$	A$	A$	A$	A$
Trade and other payables	748,980	-	-	-	-	748,980	748,980
Lease liabilities	34,376	-	-	-	-	34,376	34,376
Total	748,980	-	-	-	-	748,980	748,980
At 30 June 2021
Trade and other payables	132,514	-	-	-	-	132,514	132,514
Lease liabilities	20,498	-	-	-	-	20,498	20,498
Total	153,012	-	-	-	-	153,012	153,012